Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Oct. 06, 2020	Sep. 30, 2020	Apr. 13, 2020	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Period between issuance and expiration of outstanding warrant					10 years
Proceeds from the Series A-2 and Warrant					$ 175,000
Percentage of dividends accrued					14.20%
Exercise of warrant options, Shares							2,534,239		2,534,239
Exercise of warrant options, Average Price per Share							$ 0.01		$ 0.01
Number of common stock shares issued in connection with business acquisition								25,408	791,139	150,439	150,439	264,582
Line of credit					$ 225,000
Line of credit facility maturity date					Apr. 30, 2025
Debt instrument, repayments				$ 500
Forecast
Subsequent Event [Line Items]
Debt instrument, repayments	$ 1,600	$ 1,100		$ 500
CTEH
Subsequent Event [Line Items]
Percentage of interests acquired						100.00%
Convertible And Redeemable Series A-2 Preferred Stock
Subsequent Event [Line Items]
Temporary equity, shares issued				17,500	17,500		17,500		17,500		0
Temporary equity, par value per share				$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Percentage of dividends accrued					15.00%
Temporary equity description									The Company may, at its option on any one or more dates, redeem all or a minimum portion (the lesser of (i) $25.0 million in aggregate stated value of the Convertible and Redeemable Series A-2 Preferred Stock and (ii) all of the Convertible and Redeemable Series A-2 Preferred Stock then outstanding) of the outstanding Convertible and Redeemable Series A-2 Preferred Stock in cash. In the event the Company redeemed all or a portion of the Convertible and Redeemable Series A-2Preferred Stock prior to the three year anniversary of the issuance date, such redemption amount shall include principal, accrued but unpaid interest and a make whole payment such that the aggregate amount reflects three years of dividends.
Percentage of discount on common stock market price									15.00%
Percentage of dividend rate steps downs per year									9.00%
Number of times increase in debt incurrence test ratio									4.5
Convertible And Redeemable Series A-2 Preferred Stock | CTEH
Subsequent Event [Line Items]
Number of common stock shares issued in connection with business acquisition										791,139
Convertible And Redeemable Series A-2 Preferred Stock | 60-Day Period Prior to Seventh Anniversary
Subsequent Event [Line Items]
Temporary equity convertible into common stock				$ 60,000			$ 60,000		$ 60,000
Convertible And Redeemable Series A-2 Preferred Stock | Year 5
Subsequent Event [Line Items]
Temporary equity convertible into common stock				60,000			60,000		60,000
Convertible And Redeemable Series A-2 Preferred Stock | Year 6
Subsequent Event [Line Items]
Temporary equity convertible into common stock				120,000			120,000		120,000
Previously Reported | Forecast
Subsequent Event [Line Items]
Debt instrument, repayments		$ 1,200
Term Loan Facility
Subsequent Event [Line Items]
Line of credit				$ 174,453	$ 175,000		$ 174,453		$ 174,453		$ 48,750	$ 50,000
Term Loan Facility | LIBOR Plus
Subsequent Event [Line Items]
Interest rate					5.00%				5.00%
Term Loan Facility | LIBOR Floor
Subsequent Event [Line Items]
Interest rate					4.50%				1.00%
Revolving Line of Credit
Subsequent Event [Line Items]
Line of credit					$ 50,000						$ 97,590	$ 20,000
Line of credit facility maturity date											Oct. 19, 2021
Revolving Line of Credit | LIBOR Plus
Subsequent Event [Line Items]
Interest rate									3.50%
Subsequent Event
Subsequent Event [Line Items]
Percentage of dividends accrued					14.20%
Line of credit					$ 225,000
Line of credit facility maturity date					Apr. 30, 2025
Subsequent Event | CTEH
Subsequent Event [Line Items]
Percentage of interests acquired						100.00%
Subsequent Event | Convertible And Redeemable Series A-2 Preferred Stock
Subsequent Event [Line Items]
Temporary equity, shares issued					17,500
Temporary equity, par value per share					$ 0.0001
Exercise of warrant options, Shares					$ 30,000
Period between issuance and expiration of outstanding warrant					10 years
Proceeds from the Series A-2 and Warrant					$ 175,000
Percentage of dividends accrued					15.00%
Temporary equity, covenant description					The Series A-2Preferred Stock contains restrictive covenants that include (i) maximum 4.0 times debt incurrence test and (ii) 10.0 times total leverage cap (inclusive of the outstanding balance on the Series A-2 Preferred Stock).
Temporary equity description					The Company may, at its option on any one or more dates, redeem all or a minimum portion (the lesser of (i) $50.0 million in aggregate stated value of the Series A-2 Preferred Stock and (ii) all of the Series A-2 Preferred Stock then outstanding) of the outstanding Series A-2 Preferred Stock in cash.
Percentage of discount on common stock market price					15.00%
Percentage of dividend rate steps downs per year					9.00%
Number of times increase in debt incurrence test ratio					4.5
Exercise of warrant options, Shares					1,351,960
Exercise of warrant options, Average Price per Share					$ 0.01
Warrant options, exrecisable					949,367
Warrant options, exrecisable period					10 years
Subsequent Event | Convertible And Redeemable Series A-2 Preferred Stock | CTEH
Subsequent Event [Line Items]
Number of common stock shares issued in connection with business acquisition						791,139
Common stock shares issued in connection with business acquisition, price per share						$ 31.60
Subsequent Event | Convertible And Redeemable Series A-2 Preferred Stock | 60-Day Period Prior to Seventh Anniversary
Subsequent Event [Line Items]
Temporary equity convertible into common stock					$ 60,000
Subsequent Event | Convertible And Redeemable Series A-2 Preferred Stock | Year 5
Subsequent Event [Line Items]
Temporary equity convertible into common stock					60,000
Subsequent Event | Convertible And Redeemable Series A-2 Preferred Stock | Year 6
Subsequent Event [Line Items]
Temporary equity convertible into common stock					120,000
Subsequent Event | Term Loan Facility
Subsequent Event [Line Items]
Line of credit					$ 175,000
Subsequent Event | Term Loan Facility | LIBOR Plus
Subsequent Event [Line Items]
Interest rate			1.00%		5.00%
Subsequent Event | Term Loan Facility | LIBOR Floor
Subsequent Event [Line Items]
Interest rate			1.00%		1.00%
Subsequent Event | Revolving Line of Credit
Subsequent Event [Line Items]
Line of credit					$ 50,000
Subsequent Event | Revolving Line of Credit | LIBOR Plus
Subsequent Event [Line Items]
Interest rate					3.50%